RESTRICTED NET ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RESTRICTED NET ASSETS
Restricted net assets	$ 376,387	$ 349,549
Restricted assets attributable to VIEs	159,740	146,495
Statutory reserves	$ 216,647	$ 203,054